8. RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS	As of September 30, 2012 and June 30, 2012, the Company had payables to a related party of $0 and $18,000, respectively, for services provided.

As of June 30, 2012 and 2011, the Company has payables to related parties of $18,000 and $76,316, respectively, for services provided.

During the year ended June 30, 2012, the Company incurred fees totaling $37,725 to Auric Resources International, Inc., a company controlled by a former director. The director resigned on July 20, 2012.